Deferred Tax Assets and Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Net deferred tax liabilities	$ 12,204	$ 12,627
Unrecognized tax attributes amount	27,900	$ 27,000
Expiration period 1 [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses carried forward and deductible temporary differences	$ 200
Tax losses and deductible temporary differences expiration period	Year 1
Expiration period 2 [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses carried forward and deductible temporary differences	$ 300
Tax losses and deductible temporary differences expiration period	Year 2
Expiration period 3 [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses carried forward and deductible temporary differences	$ 200
Tax losses and deductible temporary differences expiration period	Year 3
Expiration period more than 3 [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses	$ 24,900
Tax losses carried forward and deductible temporary differences	2,300
Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Net deferred tax liabilities	$ 6,500